Cash and cash equivalents - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Cash And Cash Equivalents [Roll Forward]
Beginning balance	$ 0	$ 26,132
Release during the period	0	(26,872)
Interest income	0	740
Ending balance	$ 0	$ 0